Shareholder Report, Holdings (Details)	Jun. 30, 2024
Advisor Class | Transportation [Member]
Holdings [Line Items]
Percent of Total Investments	16.30%
Advisor Class | Special Tax [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
Advisor Class | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
Advisor Class | Housing [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
Advisor Class | Local [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
Advisor Class | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
Advisor Class | Education [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
Advisor Class | Industrial Dev. Revenue and Pollution Control [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
Advisor Class | State General Obligation [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
Advisor Class | Refunded [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Advisor Class | Lease [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Advisor Class | Other Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Class A | Transportation [Member]
Holdings [Line Items]
Percent of Total Investments	16.30%
Class A | Special Tax [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
Class A | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
Class A | Housing [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
Class A | Local [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
Class A | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
Class A | Education [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
Class A | Industrial Dev. Revenue and Pollution Control [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
Class A | State General Obligation [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
Class A | Refunded [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Class A | Lease [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Class A | Other Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Class A1 | Transportation [Member]
Holdings [Line Items]
Percent of Total Investments	16.30%
Class A1 | Special Tax [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
Class A1 | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
Class A1 | Housing [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
Class A1 | Local [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
Class A1 | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
Class A1 | Education [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
Class A1 | Industrial Dev. Revenue and Pollution Control [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
Class A1 | State General Obligation [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
Class A1 | Refunded [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Class A1 | Lease [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Class A1 | Other Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Class C | Transportation [Member]
Holdings [Line Items]
Percent of Total Investments	16.30%
Class C | Special Tax [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
Class C | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
Class C | Housing [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
Class C | Local [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
Class C | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
Class C | Education [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
Class C | Industrial Dev. Revenue and Pollution Control [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
Class C | State General Obligation [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
Class C | Refunded [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Class C | Lease [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Class C | Other Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Class R6 | Transportation [Member]
Holdings [Line Items]
Percent of Total Investments	16.30%
Class R6 | Special Tax [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
Class R6 | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
Class R6 | Housing [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
Class R6 | Local [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
Class R6 | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
Class R6 | Education [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
Class R6 | Industrial Dev. Revenue and Pollution Control [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
Class R6 | State General Obligation [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
Class R6 | Refunded [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Class R6 | Lease [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Class R6 | Other Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%